UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  2/29/08


               Date of Reporting Period:  Quarter ended 11/30/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED HIGH YIELD TRUST
PORTFOLIO OF INVESTMENTS
November 30, 2007 (unaudited)

  PRINCIPAL          VALUE IN
  AMOUNT         U.S. DOLLARS
  OR FOREIGN
  CURRENCY
  PAR AMOUNT

                   CORPORATE BONDS-89.8%
                   AEROSPACE / DEFENSE--2.6%
  $  575,000       Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016                                          $     572,125
     675,000       DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016                                                       668,250
     850,000   1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A,                    841,500
                   8.875%, 4/1/2015
     325,000   1,2 Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series                     329,063
                   144A, 9.75%, 4/1/2017
    1,000,000       L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014                                               982,500
     850,000       L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015                                      820,250
     575,000       L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015                           572,125
     475,000       TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014                                                         482,125
     575,000   1,2 US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015                                            537,625
     400,000   1,2 US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016                                        362,000
                      TOTAL                                                                                               6,167,563
                   AUTOMOTIVE--3.6%
     525,000       Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014                                      438,375
    1,150,000       Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031                                                           874,000
    1,250,000       Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.9925%, 1/13/2012                               1,090,110
    1,200,000       Ford Motor Credit Co., Note, 7.25%, 10/25/2011                                                         1,084,894
     400,000       Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011                                                       387,607
    1,100,000       Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016                                               965,089
    2,350,000       General Motors Corp., Deb., 7.40%, 9/1/2025                                                            1,756,625
     750,000       General Motors Corp., Note, 8.375%, 7/15/2033                                                            626,250
     300,000       Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014                                              300,375
    1,050,000       United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013                                              1,039,500
                      TOTAL                                                                                               8,562,825
                   BUILDING MATERIALS--0.9%
     341,000       Goodman Global Holdings, Inc., Floating Rate Note, Series B, 8.36%, 6/15/2012                            341,426
     275,000       Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012                                         283,250
     500,000       Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012                                                  452,500
     300,000       Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014                                                178,500
     400,000       Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014                                                    326,000
     625,000       Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013                                 578,125
                      TOTAL                                                                                               2,159,801
                   CHEMICALS--4.2%
     975,000       Chemtura Corp., Sr. Note, 6.875%, 6/1/2016                                                               901,875
     486,000       Equistar Chemicals LP, Sr. Note, 10.125%, 9/1/2008                                                       505,440
    1,125,000       Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014                                           1,215,000
    1,025,000   1,2 Invista, Unit, 9.25%, 5/1/2012                                                                         1,050,625
     603,000       Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013                                                        636,165
     325,000       Lyondell Chemical Co., Company Guarantee, 6.875%, 6/15/2017                                              370,500
     800,000       Lyondell Chemical Co., Sr. Unsecd. Note, 8.25%, 9/15/2016                                                942,000
     275,000   1,2 Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014                                                              291,500
     525,000   1,2 Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016                                                              564,375
    1,375,000       Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013                                                           1,436,875
     800,000   1,2 Nell AF SARL, Sr. Note, 8.375%, 8/15/2015                                                                678,000
     800,000       Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017                                        794,000
     425,000       Union Carbide Corp., Deb., 7.50%, 6/1/2025                                                               445,735
     300,000       Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023                                                          317,489
                      TOTAL                                                                                              10,149,579
                   CONSTRUCTION MACHINERY--0.2%
    5,525,000   3,4 Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006                                                    0
     575,000       Rental Service Corp., Sr. Note, 9.50%, 12/1/2014                                                         536,188
                      TOTAL                                                                                                 536,188
                   CONSUMER PRODUCTS--4.1%
    1,150,000       AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012                                             994,750
     297,146       AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012                                      280,803
     450,000       American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012                                               441,000
     675,000       American Greetings Corp., Sr. Note, 7.375%, 6/1/2016                                                     651,375
     750,000       Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012                                                735,000
    1,000,000       Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017                                                             905,000
    1,850,000       Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013                                              1,711,250
    1,525,000       Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012                                                     1,532,625
     600,000       Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014                                                      592,500
    1,100,000       True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011                                               687,500
    1,225,000       Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013                                                       1,228,062
                      TOTAL                                                                                               9,759,865
                   ENERGY--3.7%
     975,000       Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016                                        911,625
    1,000,000       Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020                                           962,500
     275,000       Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016                                                     271,563
     375,000       Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013                                                      385,313
     100,000       Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015                                         101,250
     325,000       Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017                                          328,250
     325,000       Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017                                                           320,125
     525,000       Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016                                          501,375
     525,000   1,2 Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019                                                             522,375
     675,000   1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015                                      656,438
     400,000   1,2 Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016                                       410,000
     225,000   1,2 Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014                                                210,375
     475,000   1,2 Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017                                                439,375
     925,000       Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018                                                  891,817
     400,000       Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017                                          382,000
     650,000       Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015                                          646,750
     125,000       Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015                                                  122,500
     400,000       Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013                                                  407,000
     450,000       Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016                                                   457,875
                      TOTAL                                                                                               8,928,506
                   ENTERTAINMENT--1.1%
    1,150,000       Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014                                                     1,075,250
     650,000   1,2 Hard Rock Park Operations LLC, Sr. Secd. Note, 9.89438%, 4/1/2012                                        633,750
     975,000       Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010                                   1,011,562
                      TOTAL                                                                                               2,720,562
                   ENVIRONMENTAL--1.0%
    1,350,000       Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016                                    1,353,375
     825,000       Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017                                       815,719
     250,000       Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021                                                  267,500
                      TOTAL                                                                                               2,436,594
                   FINANCIAL INSTITUTIONS--2.5%
     700,000       American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013                                    658,000
     525,000       Deluxe Corp., 5.125%, 10/1/2014                                                                          451,500
     150,000       Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015                                                         149,625
    2,250,000       General Motors Acceptance Corp., 6.875%, 9/15/2011                                                     1,968,651
    1,175,000       General Motors Acceptance Corp., 8.00%, 11/1/2031                                                      1,001,255
    1,025,000   1,2 Nuveen Investments, Sr. Note, 10.50%, 11/15/2015                                                       1,017,312
     775,000       iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014                                      744,000
                      TOTAL                                                                                               5,990,343
                   FOOD & BEVERAGE--6.0%
    1,800,000       ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011                                              1,665,000
     575,000       Aramark Corp., Sr. Note, 8.50%, 2/1/2015                                                                 580,031
     650,000       Aramark Services, Inc., Floating Rate Note - Sr. Note, 8.41125%, 2/1/2015                                633,750
    1,000,000       B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011                                                     975,000
     275,000       Constellation Brands, Inc., 8.375%, 12/15/2014                                                           278,438
     275,000   1,2 Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017                                                   257,125
     675,000       Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016                                                    634,500
     775,000       Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011                                               713,000
     925,000       Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016                                                       823,250
    1,250,000       Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015                                                       1,181,250
     825,000   1,2 Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013                                                             589,875
    1,150,000       Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013                                                  1,144,250
     825,000       Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012                                                     606,375
     900,000       Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017                                                   886,500
     675,000   1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015                       614,250
     675,000   1,2 Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%,                         597,375
                   4/1/2017
    1,450,000       Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012                                             1,384,750
     650,000       Smithfield Foods, Inc., Note, 7.75%, 5/15/2013                                                           646,750
     250,000       Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017                                                        243,750
                      TOTAL                                                                                              14,455,219
                   GAMING--5.0%
     750,000   1,2 Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes,                       667,500
                   10.25%, 6/15/2015
     625,000       Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012                                                  567,188
     550,000   1,2 Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015                                             541,750
     850,000       Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014                                                    565,250
     650,000   1,2 Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012                   637,000
     150,000   1,2 Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013                    154,500
     900,000       Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014                                                   886,500
    2,400,000       MGM Mirage, Sr. Note, 5.875%, 2/27/2014                                                                2,187,000
     725,000       MGM Mirage, Sr. Note, 7.50%, 6/1/2016                                                                    715,938
    1,000,000       MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010                                   1,005,000
     275,000       MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012                                         262,625
     650,000       Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010                                         666,250
     675,000       Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015                                               686,813
     675,000   1,2 San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013                                   668,250
     375,000   1,2 Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015                                               369,375
     675,000   1,2 Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015                                      685,125
     825,000       Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014                                                     804,375
                      TOTAL                                                                                              12,070,439
                   HEALTH CARE--7.2%
     525,000       AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015                                     564,375
     850,000       Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013                                                             756,500
     500,000       Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017                                        457,500
     400,000       Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015                                                         406,000
     550,000       Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014                                            533,500
     875,000       CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016                                                        923,125
     375,000       HCA, Inc., Sr. Note, 6.375%, 1/15/2015                                                                   313,125
    1,225,000       HCA, Inc., Sr. Note, 7.50%, 11/6/2033                                                                    964,687
    2,200,000       HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016                                             2,293,500
    1,825,000       HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016                                                           1,893,437
    1,075,000       National Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014                                               1,136,812
     825,000       Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015                                                        763,125
     325,000       Psychiatric Solutions, Inc., Sr. Sub. Deb., 7.75%, 7/15/2015                                             318,500
     600,000       Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015                                             588,000
     575,000       United Surgical Partners International, Inc., 9.25%, 5/1/2017                                            556,313
     175,000       United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017                            171,500
     200,000   1,2 Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.759375%,                     198,000
                   6/1/2015
     175,000   1,2 Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015                                       175,875
     800,000       Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014                                             762,000
     850,000   1,2 Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015                                      807,500
     450,000       Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016                                                              441,000
    1,075,000       Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014                                                         1,066,937
     175,000       Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017                                                              173,688
     425,000       Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015                                                             425,000
     845,000   1,2 Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017                                              773,175
                      TOTAL                                                                                              17,463,174
                   INDUSTRIAL - OTHER--6.6%
    1,250,000       ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013                                     1,181,250
     575,000       American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013                                             563,500
     950,000   1,2 Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013                                       954,750
     775,000       Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017                                                         798,250
     400,000       Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017                                                        395,000
     550,000       Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011                                                     550,000
     275,000   1,2 ESCO Corp., Floating Rate Note - Sr. Note, 9.569%, 12/15/2013                                            273,625
     425,000   1,2 ESCO Corp., Sr. Note, 8.625%, 12/15/2013                                                                 429,250
    1,225,000       Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016                                              1,255,625
     650,000       General Cable Corp., Floating Rate Note - Sr. Note, 7.60563%, 4/1/2015                                   630,500
     325,000       General Cable Corp., Sr. Note, 7.125%, 4/1/2017                                                          321,750
     725,000       Hawk Corp., Sr. Note, 8.75%, 11/1/2014                                                                   739,500
     800,000       Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014                                                 792,000
    1,450,000   1,2 Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015                                               1,384,750
     250,000       Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017                                 223,125
     900,000       Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011                                     929,250
    1,249,008       Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012                                   1,364,541
     575,000       Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013                                         552,000
     875,000       Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014                                                        857,500
     400,000       Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015                                            314,000
     775,000       Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012                                            753,688
     675,000       Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014                                                675,000
                      TOTAL                                                                                              15,938,854
                   LODGING--1.0%
     425,000       Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014                                                    423,938
     800,000       Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015                                                   786,000
     425,000       Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016                                                        423,938
     625,000       Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013                                                 625,513
     275,000       Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016                                                 271,162
                      TOTAL                                                                                               2,530,551
                   MEDIA - CABLE--1.2%
    1,675,000       Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010                                        1,662,437
     925,000       Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014                                             971,250
     225,000       Videotron Ltee, Sr. Note, 6.375%, 12/15/2015                                                             208,688
                      TOTAL                                                                                               2,842,375
                   MEDIA - NON-CABLE--8.8%
    1,038,768       Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012                                             1,043,962
     400,000       Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012                                                    380,000
    1,275,000       DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013                                                      1,329,187
     325,000       Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013                                                      299,813
    1,325,000       Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011                                                        1,348,187
    1,175,000       Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016                                                     1,104,500
    1,625,000       Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016                                                     1,690,000
    1,300,000       Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015                              1,072,500
     900,000       Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015                                        911,250
     950,000       Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                      907,250
     275,000   1,2 Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                      262,625
     425,000       Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015                                                      405,875
     925,000   1,2 Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014                                                  957,375
     825,000       PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                                                               841,500
     825,000   1,2 Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016                                                         773,438
     675,000       Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016                                      632,813
     850,000       R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016                                              807,500
    2,134,000       R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013                                         2,222,027
     308,000   1,2 Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014                                          334,180
    1,100,000   1,2 Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017                                        907,500
    1,150,000       Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013                          1,144,250
     225,000   1,2 Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015                                             210,375
    1,150,000   1,2 WDAC Subsidiary Corp., Sr. Note, Series 144A, 8.50%, 12/1/2014                                         1,556,214
                      TOTAL                                                                                              21,142,321
                   METALS & MINING--1.0%
     600,000       Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014                                                  519,000
     500,000       Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016                                            422,500
     750,000       Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017                                         811,875
     650,000       Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015                                                       609,375
                      TOTAL                                                                                               2,362,750
                   PACKAGING--1.7%
     925,000       Ball Corp., Sr. Note, 6.625%, 3/15/2018                                                                  915,750
    1,050,000       Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014                                                1,018,500
    1,125,000       Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015                                                        1,153,125
     575,000       Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013                                598,000
     400,000   1,2 Plastipak Holdings, Sr. Note, 8.50%, 12/15/2015                                                          404,000
     411,058   1,3 Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008                                          19,073
                      TOTAL                                                                                               4,108,448
                   PAPER--1.0%
    1,350,000       Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013                                 1,343,250
    1,050,000       NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013                                                         1,102,500
                      TOTAL                                                                                               2,445,750
                   RESTAURANTS--0.5%
     625,000       Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014                                                       596,875
     575,000   1,2 Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd.                   554,875
                   Note, 8.19438%, 3/15/2014
                      TOTAL                                                                                               1,151,750
                   RETAILERS--3.4%
     250,000       AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014                                                    237,500
     500,000       AutoNation, Inc., Floating Rate Note - Sr. Note, 7.2425%, 4/15/2013                                      472,500
    1,000,000   1,2 Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017                                                   640,000
    1,300,000       Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013                                          1,293,500
    1,191,000       FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                                                             1,131,450
     775,000       General Nutrition Center, Company Guarantee, 10.00938%, 3/15/2014                                        740,125
    1,375,000       NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013                                             1,230,625
     800,000       Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012                                                780,000
    1,100,000       The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017                                           1,020,250
     675,000       United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016                                                644,625
                      TOTAL                                                                                               8,190,575
                   SERVICES--1.1%
     800,000       Ceridian Corp., 11.25%, 11/15/2015                                                                       749,000
    1,250,000       West Corp., Company Guarantee, 11.00%, 10/15/2016                                                      1,256,250
     575,000       West Corp., Sr. Note, 9.50%, 10/15/2014                                                                  569,250
                      TOTAL                                                                                               2,574,500
                   TECHNOLOGY--4.2%
    1,075,000       Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016                                                 927,187
    1,075,000   1,2 Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015                                                1,064,250
    1,225,000   1,2 First Data Corp., Company Guarantee, 9.875%, 9/24/2015                                                 1,140,781
     675,000       Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014                                              620,156
    1,075,000   1,2 Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015                                                   1,005,125
     800,000       SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016                                                 812,000
     950,000       SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013                                              1,026,000
     850,000       Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016                                              841,500
     422,000       Smart Modular Technologies, Inc., Sr. Secd. Note, 10.730%, 4/1/2012                                      438,353
    1,250,000       SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013                                     1,278,125
    1,025,000       SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015                                1,060,875
                      TOTAL                                                                                              10,214,352
                   TEXTILE--0.3%
     675,000       Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013                                                         695,250
                   TOBACCO--0.6%
    1,225,000       Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018                                               1,374,572
                   TRANSPORTATION--1.0%
    4,950,000   3,4 AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005                                               0
     475,000   1,2 CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014                                                               488,063
     725,000       Hertz Corp., Sr. Note, 8.875%, 1/1/2014                                                                  728,625
     900,000       Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016                                                             936,000
     325,000       Stena AB, Sr. Note, 7.00%, 12/1/2016                                                                     316,875
    3,125,000   3,4 The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006                                                      0
                      TOTAL                                                                                               2,469,563
                   UTILITY - ELECTRIC--5.1%
     250,000       CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015                                                           250,938
     950,000       Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019                                                         859,750
    1,825,000       Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016                                                      1,852,375
     775,000       Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017                                                745,938
     225,000   1,2 Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017                                      221,625
     356,550   1,2 FPL Energy National Wind, Note, 6.125%, 3/25/2019                                                        370,986
     975,000   1,2 Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017                                                          1,028,625
     850,000       NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017                                                            833,000
    1,500,000       NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016                                                           1,473,750
     375,000       Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015                                                 379,661
     475,000       Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018                                      495,775
    1,275,000       PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009                                                      1,353,136
     625,000       Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017                                          610,979
     275,000       TECO Energy, Inc., Sr. Note, 6.75%, 5/1/2015                                                             285,474
     825,000   1,2 Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015                        798,188
     625,000   1,2 Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015                                 622,906
                      TOTAL                                                                                              12,183,106
                   UTILITY - NATURAL GAS--4.5%
    1,225,000       AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016                                                      1,182,125
     525,000       El Paso Corp., Sr. Note, 7.80%, 8/1/2031                                                                 528,104
    1,425,000       Energy Partners LP, Sr. Note, 6.25%, 3/1/2015                                                          1,321,687
    1,050,000       Inergy LP, Sr. Note, 6.875%, 12/15/2014                                                                1,018,500
     200,000       Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015                                                   201,653
     750,000       Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014                                                  783,329
     552,000       Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013                                         579,600
     800,000       Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016                                                   772,000
    1,300,000       Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032                                                        1,542,143
     550,000       Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017                                                        613,219
     250,000       Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016                                      263,125
    1,875,000       Williams Cos., Inc., Note, 7.625%, 7/15/2019                                                           2,085,937
                      TOTAL                                                                                              10,891,422
                   WIRELESS COMMUNICATIONS--3.4%
     825,000   1,2 Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017                                                       767,250
     300,000       Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.98063%, 1/1/2013                            308,250
     700,000       Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013                                              731,500
     596,766   1,2 Digicel Ltd., Sr. Note, 9.125%, 1/15/2015                                                                535,597
     650,000   1,2 Digicel Ltd., Sr. Note, 9.25%, 9/1/2012                                                                  656,500
    1,075,000       MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014                                                    1,023,937
    1,400,000       Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013                                    1,368,485
    1,275,000       Rogers Wireless, Inc., 6.375%, 3/1/2014                                                                1,324,933
     575,000       Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012                                                  601,049
     925,000       US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012                                                      981,605
                      TOTAL                                                                                               8,299,106
                   WIRELINE COMMUNICATIONS--2.3%
     950,000       Citizens Communications Co., 9.00%, 8/15/2031                                                            961,875
    3,175,000       Qwest Corp., Note, 8.875%, 3/15/2012                                                                   3,425,031
     725,000       Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015                                         755,991
     475,000       Windstream Corp., Sr. Note, 8.625%, 8/1/2016                                                             495,188
                      TOTAL                                                                                               5,638,085
                      TOTAL CORPORATE BONDS                                                                             216,453,988
                      (IDENTIFIED COST $236,742,929)
                   COMMON STOCKS-1.1%
                   CHEMICALS--0.6%
         395     3 General Chemical Industrial Products, Inc.                                                               815,474
         228     3 General Chemical Industrial Products, Inc., Warrants                                                     426,146
         169     3 General Chemical Industrial Products, Inc., Warrants                                                     285,351
                      TOTAL                                                                                               1,526,971
                   INDUSTRIAL - OTHER--0.0%
      42,961 1,2,3 Neenah Enterprises, Inc., Warrants                                                                        99,670
                   MEDIA - CABLE--0.1%
      12,520       Virgin Media, Inc.                                                                                       237,880
                   MEDIA - NON-CABLE--0.4%
      20,400     3 R.H. Donnelly Corp                                                                                       906,168
       2,200     3 XM Satellite Radio, Inc., Warrants                                                                         4,400
      22,000     3 Ziff Davis Media, Inc., Warrants                                                                             220
                      TOTAL                                                                                                 910,788
                   METALS & MINING--0.0%
     138,395   1,3 Royal Oak Mines, Inc.                                                                                      2,145
                   OTHER--0.0%
         469   1,3 CVC Claims Litigation LLC                                                                                      0
                   PACKAGING--0.0%
           5   1,3 Pliant Corp.                                                                                                   0
      45,000   1,3 Russell Stanley Holdings, Inc.                                                                                 0
                      TOTAL                                                                                                       0
                      TOTAL COMMON STOCKS                                                                                 2,777,454
                      (IDENTIFIED COST $7,982,627)
                   PREFERRED STOCKS--0.0%
                   MEDIA - NON-CABLE--0.0%
         120     3 Ziff Davis Media, Inc., PIK Pfd., Series E-1                                                               1,800
                   (IDENTIFIED COST $0)
                   EXCHANGE TRADED FUNDS -2.8%
      25,950       iShares MSCI EAFE Index Fund                                                                           2,155,147
      73,750       iShares Russell 1000 Growth Fund                                                                       4,523,087
                      TOTAL EXCHANGE TRADED FUNDS                                                                         6,678,234
                      (IDENTIFIED COST $6,696,415)
                   MUTUAL FUNDS--5.1%5
      36,055       Federated InterContinental Fund                                                                        2,536,825
     204,171       Federated Max-Cap Fund, Institutional Shares                                                           4,879,701
    4,933,045       Prime Value Obligations Fund, Institutional Shares, 4.87%6                                             4,933,045
                      TOTAL MUTUAL FUNDS                                                                                 12,349,571
                      (IDENTIFIED COST $12,616,183)
                      TOTAL INVESTMENTS - 98.8%                                                                         238,261,047
                      (IDENTIFIED COST $264,038,154)7
                      OTHER ASSETS AND LIABILITIES -NET -1.2%                                                             2,834,291
                      TOTAL NET ASSETS -100%                                                                          $ 241,095,338


         At November 30, 2007, the Fund had outstanding foreign currency commitments as follows:
         SETTLEMENT                                                               IN EXCHANGE     CONTRACTS              UNREALIZED
         DATE                       FOREIGN CURRENCY                                      FOR     AT VALUE             DEPRECIATION
                                    UNITS TO
                                    DELIVER/RECEIVE
         CONTRACTS SOLD:
         12/5/2007                  1,073,000 Euro Dollars                   $1,550,646          $1,569,928               $(19,282)

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2007, these restricted securities amounted to $34,744,729, which represented 14.4% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At
     November 30, 2007, these liquid restricted securities amounted to $34,723,511, which represented 14.4% of total net assets.

3    Non-income producing security.

4    Principle amounts and interest was not paid upon final maturity.

5    Affiliated companies.

6    7-Day net yield.

7 At November 30, 2007, the cost of investments for federal tax purposes was $264,199,661. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $25,938,614. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,790,493 and net unrealized depreciation from investments for those securities having an excess of cost over value of $30,729,107.



Note: The categories of investments are shown as a percentage of total net assets at November 30, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

   {circle}Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Equity securities listed on exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES

     The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

     The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

   {circle}With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
   {circle}With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

   The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity market or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

RESTRICTED SECURITIES
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2007, is as follows:

SECURITY                                                                        ACQUISITION DATE   ACQUISITION COST
CVC Claims Litigation LLC                                                  3/26/1997 - 8/19/1997        $ 4,646,903
Pliant Corp.                                                                           7/18/2006        $         0
Royal Oaks Mines, Inc.                                                     7/31/1998 - 2/24/1999        $    15,376
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008            2/5/1999 - 5/15/2005        $ 2,121,618
Russell Stanley Holdings, Inc.                                                         11/9/2001        $         0


The following acronym is used throughout this portfolio:

 PIK --Payment in Kind






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED HIGH YIELD TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JANUARY 23, 2008


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JANUARY 23, 2008